Life settlement contracts	12 Months Ended
Dec. 31, 2011
Life settlement contracts
Life settlement contracts

2011	within 1 year	within 1-2 years	within 2-3 years	within 3-4 years	within 4-5 years	Thereafter	Total

Fair value method [1]

Number of contracts	563	986	1,943	2,005	2,330	614	8,441

Carrying value (CHF million)	19	32	59	68	67	550	795

Face value (CHF million)	20	35	67	88	94	2,580	2,884

Investment method

Number of contracts	–	–	–	–	–	8	8

Carrying value (CHF million)	–	–	–	–	–	54	54

Face value (CHF million)	–	–	–	–	–	74	74

2010

Fair value method [1]

Number of contracts	929	500	1,002	1,789	1,850	2,804	8,874

Carrying value (CHF million)	30	27	42	80	134	545	858

Face value (CHF million)	31	51	67	137	316	2,877	3,479

Investment method

Number of contracts	–	–	–	–	–	8	8

Carrying value (CHF million)	–	–	–	–	–	51	51

Face value (CHF million)	–	–	–	–	–	70	70

1 Time bands reflect life expectancy.

Realized and unrealized gains and losses on life settlement contracts accounted for under the fair value method
in	2011	2010	2009

CHF million

Realized gains/(losses)	12	44	(39)

Unrealized gains/(losses)	(30)	(105)	(8)

No life insurance premiums are anticipated to be paid for those contracts accounted for under the investment method as of December 31, 2011, for each of the next five years.
Central to the calculation of fair value for life settlement contracts is the estimate of mortality rates. Individual mortality rates are typically obtained by multiplying a base mortality curve for the general insured population provided by a professional actuarial organization together with an individual-specific multiplier. Individual-specific multipliers are determined based on data obtained from third-party life expectancy data providers, which examine insured individual’s medical conditions, family history and other factors to arrive at a life expectancy estimate.